UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4765
Dreyfus Premier New York Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New York Municipal Bond Fund
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)

New York--91.0%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	788,307
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	1,565,000	1,558,568
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/35	1,500,000	1,481,205
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	1,500,000	1,519,140
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,374,411
Jefferson County Industrial
Development Agency, SWDR
(International Paper Company
Project)	5.20	12/1/20	1,465,000	1,439,157
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	2,000,000	2,016,580
Long Island Power Authority,
Electric System General
Revenue (Insured; CIFG)	5.00	9/1/33	1,000,000	1,016,310
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,000,000	1,053,960
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,303,520
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,225,000 a	1,299,027
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	1,775,000 a	1,892,789
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,041,160

New York City	6.75	2/1/09	140,000	146,016
New York City	5.00	11/1/19	2,000,000	2,083,560
New York City	5.38	12/1/20	1,000,000	1,045,630
New York City	5.00	8/1/21	2,000,000	2,071,980
New York City	5.50	8/1/21	2,000,000	2,138,120
New York City	5.25	8/15/24	2,420,000	2,526,577
New York City	5.00	4/1/30	2,500,000	2,532,950
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,000,000	1,028,980
New York City Housing Development
Corporation, MFHR
(Collateralized: FHA and GNMA)	5.25	11/1/30	2,500,000	2,571,275
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.45	5/1/08	1,000,000 a	1,031,320
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	820,000	742,387
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,000,000	2,956,980
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	2,090,680
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/46	2,000,000	2,024,420
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,118,100
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,200,000	1,390,272
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	999,900
New York City Industrial

Development Agency, Special
Facility Revenue (JetBlue
Airways Corporation Project)	5.00	5/15/20	500,000	457,815
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,067,350
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	2,000,000	2,095,080
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,050,300
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	450,000 a	481,603
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	1,205,000	1,246,970
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000	2,614,975
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,000,000	1,014,180
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	1,955,920
New York State Dormitory
Authority, FHA Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,000,000 b	1,039,200
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	975,000	1,033,568
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	1,345,000	1,385,485
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,000,000 a	1,068,340
New York State Dormitory
Authority, Revenue (Columbia

University)	5.00	7/1/31	2,000,000	2,068,420
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	4,000,000	4,378,160
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	1,000,000	1,053,640
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,113,080
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	2,000,000	2,081,720
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000	2,049,380
New York State Dormitory
Authority, Revenue (Long
Island University)	5.50	9/1/20	1,585,000	1,638,082
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,000,000	1,017,440
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	880,000	895,268
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	1,066,670
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	2,017,600
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/24	1,750,000	1,801,975
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,567,475
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,000,000	2,238,560
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,903,579
New York State Dormitory

Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,666,648
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,081,360
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	1,500,000	1,566,495
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,015,560
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	2,000,000	2,074,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	3,000,000 c,d	3,150,375
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	1,000,000 b	1,057,960
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	2,450,000 a	2,664,522
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,000,000	1,027,570
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	2,000,000	2,031,700
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,970,000	2,021,220
Niagara Frontier Transportation
Authority, Airport Revenue
(Buffalo Niagara International
Airport) (Insured; MBIA)	5.63	4/1/29	2,000,000	2,063,580
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	1,003,280
Port Authority of New York and New

Jersey (Consolidated Bonds,
37th Series) (Insured; FSA)	5.50	7/15/18	3,000,000	3,217,800
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,061,280
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,024,240
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,019,390
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,420,117
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jeffersons Ferry
Project)	5.00	11/1/28	1,000,000	932,520
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,175,980
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	2,000,000	2,121,460
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	2,000,000	2,023,600
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/08	1,000,000 a	1,036,360
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,111,644
U.S. Related--7.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,000,000 a	2,128,920
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,014,940
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,045,960
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 a	2,126,980

Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	1,500,000 a	1,598,985
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,000,000	984,090
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,000,000	919,420
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	665,000	636,398
Total Long-Term Municipal Investments
(cost $151,432,862)				152,710,170
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)	Value ($)

New York--2.3%
New York City
(LOC; Bank of America)	3.92	9/1/07	600,000 e	600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.84	9/1/07	1,025,000 e	1,025,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Citibank NA)	3.89	9/1/07	1,000,000 e	1,000,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (Niagara
University Project) (Insured;
Radian Group and Liquidity
Facility; HSBC Bank USA)	6.00	9/7/07	1,000,000 e	1,000,000
U.S. Related--1.3%
Government Development Bank of
Puerto Rico, CP	4.70	9/7/07	2,000,000	2,000,100
Total Short-Term Municipal Investments
(cost $5,625,000)				5,625,100
Total Investments (cost $157,057,862)			102.0%	158,335,270
Liabilities, Less Cash and Receivables			(2.0%)	(3,035,181)
Net Assets			100.0%	155,300,089

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, this security amounted to $3,150,375 or 2.0% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)